Office and Administration Expenses - Schedule of Amounts Included in Office and Administration Expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Office and Administration Expenses [Abstract]
Corporate administrative costs	$ 659	$ 509
Investor communications and marketing expenses	2,201	1,691
Uranium storage fees	972	595
Office and Administration Expenses	$ 3,832	$ 2,795